Share Capital (Details 8) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital Details 3
Stock options (Note 12(c)	19,357,500	16,445,000	11,920,000
Warrants (Note 12(d)	36,204,889	36,356,139	30,809,118
Balance	55,562,389	52,801,139	42,729,118